Cash in Escrow and Restricted Cash Cash in Escrow and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and Securities Segregated under Other Regulations	$ 20,735	$ 15,416	$ 15,002
Funds Held for Clients	16,956	11,617	8,837
Assets Held-in-trust	9,176	6,040	4,779
Replacement Reserve Escrow	8,572	8,134	3,855
Restricted Cash and Investments	942	1,104	1,515
Restricted Cash and Cash Equivalents	$ 56,381	$ 42,311	$ 33,988